UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4098

Name of Registrant: Vanguard Chester Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1: Schedule of Investments

Vanguard PRIMECAP Fund

Schedule of Investments
As of June 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (97.8%)
Consumer Discretionary (12.5%)
*	DIRECTV Class A	22,671,607	769,021
1	Whirlpool Corp.	5,900,000	518,138
	Sony Corp. ADR	10,650,000	284,142
*	Amazon.com Inc.	2,550,000	278,613
	TJX Cos. Inc.	5,920,000	248,344
*	Kohl's Corp.	5,172,400	245,689
	Target Corp.	4,919,000	241,867
	Walt Disney Co.	5,500,000	173,250
*	Bed Bath & Beyond Inc.	3,650,975	135,378
	Mattel Inc.	4,247,800	89,883
	Best Buy Co. Inc.	1,575,000	53,330
	Lowe's Cos. Inc.	2,450,000	50,029
	Carnival Corp.	1,358,000	41,066
^,* Eastman Kodak Co.		9,000,000	39,060
			3,167,810
Consumer Staples (1.1%)
	Costco Wholesale Corp.	4,400,000	241,252
	Procter & Gamble Co.	510,000	30,590
	Kellogg Co.	278,000	13,983
	PepsiCo Inc.	44,000	2,682
	Avon Products Inc.	61,500	1,630
			290,137
Energy (7.2%)
	Noble Energy Inc.	6,300,000	380,079
	EOG Resources Inc.	3,816,000	375,380
	Schlumberger Ltd.	5,193,500	287,408
	Peabody Energy Corp.	5,837,100	228,406
	Hess Corp.	3,400,000	171,156
*	Plains Exploration & Production Co.	4,000,000	82,440
	EnCana Corp.	2,285,000	69,327
	Cenovus Energy Inc.	2,275,000	58,672
	ConocoPhillips	900,000	44,181
	National Oilwell Varco Inc.	1,038,000	34,327
	Petroleo Brasileiro SA ADR Type A	1,100,000	32,780
	Petroleo Brasileiro SA ADR	697,830	23,950
*	Southwestern Energy Co.	400,000	15,456
*	Transocean Ltd.	250,000	11,582
	Noble Corp.	200,000	6,182
			1,821,326
Financials (4.0%)
	Marsh & McLennan Cos. Inc.	17,500,000	394,625
*	Berkshire Hathaway Inc. Class B	2,650,000	211,178
	Discover Financial Services	10,140,800	141,768
	Chubb Corp.	2,550,000	127,526
	Bank of New York Mellon Corp.	1,900,000	46,911
	Aflac Inc.	800,000	34,136
	Progressive Corp.	1,500,000	28,080

	Wells Fargo & Co.	800,000	20,480
			1,004,704
Health Care (23.2%)
*	Amgen Inc.	20,600,000	1,083,560
	Eli Lilly & Co.	29,374,500	984,046
	Novartis AG ADR	17,639,765	852,353
	Medtronic Inc.	21,681,652	786,394
	Roche Holding AG	5,136,400	706,983
*	Biogen Idec Inc.	12,550,400	595,516
*	Millipore Corp.	2,604,000	277,717
*	Boston Scientific Corp.	44,716,962	259,358
*	Life Technologies Corp.	3,106,000	146,759
	GlaxoSmithKline PLC ADR	3,210,000	109,172
	Johnson & Johnson	1,000,000	59,060
	Sanofi-Aventis SA ADR	165,000	4,960
			5,865,878
Industrials (14.1%)
	FedEx Corp.	13,242,470	928,430
	CH Robinson Worldwide Inc.	8,166,000	454,519
	Southwest Airlines Co.	34,521,300	383,532
	Honeywell International Inc.	8,354,500	326,076
	Caterpillar Inc.	5,200,400	312,388
	United Parcel Service Inc. Class B	3,520,000	200,253
	Boeing Co.	3,140,000	197,035
	Union Pacific Corp.	2,434,700	169,236
	Deere & Co.	2,438,700	135,787
*,1 Alaska Air Group Inc.		2,410,000	108,329
*	AMR Corp.	15,504,550	105,121
	Canadian Pacific Railway Ltd.	1,841,800	98,757
	Donaldson Co. Inc.	1,600,000	68,240
	Expeditors International of Washington Inc.	1,030,000	35,545
	Granite Construction Inc.	1,500,000	35,370
	Pall Corp.	205,000	7,046
	Norfolk Southern Corp.	53,100	2,817
			3,568,481
Information Technology (29.7%)
*	Google Inc. Class A	1,789,300	796,149
	Oracle Corp.	36,830,800	790,389
	Texas Instruments Inc.	31,235,000	727,151
*	Adobe Systems Inc.	24,090,000	636,699
	Microsoft Corp.	27,290,000	627,943
*,1 Intuit Inc.		17,300,000	601,521
	Hewlett-Packard Co.	8,305,000	359,440
*	EMC Corp.	19,046,800	348,556
	QUALCOMM Inc.	10,208,000	335,231
	Telefonaktiebolaget LM Ericsson ADR	26,000,000	286,520
	Intel Corp.	14,550,000	282,998
	Corning Inc.	16,280,400	262,928
*	Micron Technology Inc.	20,000,000	169,800
*	Citrix Systems Inc.	4,000,000	168,920
*	Symantec Corp.	12,009,200	166,688
	Accenture PLC Class A	4,136,200	159,864
*	NVIDIA Corp.	15,250,000	155,703
	Applied Materials Inc.	8,894,600	106,913
1	Plantronics Inc.	3,701,500	105,863
	ASML Holding NV	3,492,500	95,939
*	Motorola Inc.	12,870,000	83,912

KLA-Tencor Corp.		2,920,000	81,410
* Rambus Inc.		2,500,000	43,800
* eBay Inc.		1,800,000	35,298
* Cisco Systems Inc.		1,625,000	34,629
* Dell Inc.		1,150,000	13,869
* Entegris Inc.		2,583,472	10,256
Activision Blizzard Inc.		625,000	6,556
* Apple Inc.		23,000	5,785
Altera Corp.		225,000	5,582
			7,506,312
Materials (5.7%)
Potash Corp. of Saskatchewan Inc.		6,300,000	543,312
Monsanto Co.		10,232,360	472,940
Praxair Inc.		1,850,000	140,582
Weyerhaeuser Co.		2,225,000	78,320
Vulcan Materials Co.		1,515,000	66,402
Domtar Corp.		1,023,560	50,308
Alcoa Inc.		4,854,000	48,831
Freeport-McMoRan Copper & Gold Inc.		600,000	35,478
			1,436,173
Telecommunication Services (0.2%)
* Sprint Nextel Corp.		10,530,000	44,647

Utilities (0.1%)
* AES Corp.		1,922,600	17,765
NextEra Energy Inc.		179,440	8,749
			26,514
Total Common Stocks (Cost $20,814,034)			24,731,982
			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (2.5%)
Money Market Fund (2.5%)
[2,3] Vanguard Market Liquidity Fund (Cost $625,326)
	0.286%	625,325,846	625,326

Total Investments (100.3%) (Cost $21,439,360)			25,357,308
Other Assets and Liabilities-Net (-0.3%)[3]			(69,032)
Net Assets (100%)			25,288,276

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,170,000.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,500,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

PRIMECAP Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2009		from		June 30, 2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Air Group Inc.	64,564	—	—	—	108,329
Intuit, Inc.	493,050	—	—	—	601,521
Millipore Corp.	198,331	—	22,923	—	NA1
Plantronics Inc.	99,237	—	—	555	105,863
Whirlpool Corp	418,711	—	8,480	7,684	518,138
	1,273,893			8,239	1,333,851
1 Not applicable — At June 30, 2010, the issuer was not an affiliated company of the fund.

D. Various inputs may be used to determine the value of the fund's investments. These inputs summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of June 30, 2010, based on the inputs used to value them:

PRIMECAP Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000
Common Stocks	24,024,999	706,983	—
Temporary Cash Investments	625,326	—	—
Total	24,650,325	706,983	—

E. At June 30, 2010, the cost of investment securities for tax purposes was $21,439,360,000. Net unrealized appreciation of investment securities for tax purposes was $3,917,948,000, consisting of unrealized gains of $7,359,781,000 on securities that had risen in value since their purchase and $3,441,833,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement Income Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (23.3%)
Vanguard Total Stock Market Index Fund Investor Shares	28,875,462	738,923

International Stock Funds (5.8%)
Vanguard European Stock Index Fund Investor Shares	4,059,789	87,529
Vanguard Pacific Stock Index Fund Investor Shares	5,489,951	49,465
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,998,309	48,199
		185,193
Bond Funds (65.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	135,760,101	1,441,772
Vanguard Inflation-Protected Securities Fund Investor Shares	49,652,406	643,992
		2,085,764
Money Market Funds (5.1%)
Vanguard Prime Money Market Fund Investor Shares	159,117,318	159,117
1 Vanguard Market Liquidity Fund, 0.286%	1,142,212	1,142
		160,259
Total Investment Companies (Cost $3,138,493)		3,170,139
Other Assets and Liabilities-Net (0.0%)		535
Net Assets (100%)		3,170,674
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $3,138,493,000. Net unrealized appreciation of investment securities for tax purposes was $31,646,000, consisting of unrealized gains of $108,699,000 on securities that had risen in value since their purchase and $77,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2005 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (27.8%)
Vanguard Total Stock Market Index Fund Investor Shares	22,011,949	563,286

International Stock Funds (7.1%)
Vanguard European Stock Index Fund Investor Shares	3,157,862	68,084
Vanguard Pacific Stock Index Fund Investor Shares	4,333,266	39,043
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,541,186	37,173
		144,300
Bond Funds (61.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	84,136,101	893,525
Vanguard Inflation-Protected Securities Fund Investor Shares	27,330,974	354,483
		1,248,008
Money Market Fund (3.5%)
Vanguard Prime Money Market Fund Investor Shares	70,730,000	70,730

Total Investments (100.0%) (Cost $2,026,327)		2,026,324
Other Assets and Liabilities-Net (0.0%)		725
Net Assets (100%)		2,027,049
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $2,026,327,000. Net unrealized depreciation of investment securities for tax purposes was $3,000, consisting of unrealized gains of $74,269,000 on securities that had risen in value since their purchase and $74,272,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2010 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (39.4%)
Vanguard Total Stock Market Index Fund Investor Shares	57,987,562	1,483,902

International Stock Funds (9.9%)
Vanguard European Stock Index Fund Investor Shares	8,159,436	175,918
Vanguard Pacific Stock Index Fund Investor Shares	11,107,147	100,075
Vanguard Emerging Markets Stock Index Fund Investor Shares	4,058,090	97,881
		373,874
Bond Funds (50.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	143,720,758	1,526,314
Vanguard Inflation-Protected Securities Fund Investor Shares	29,853,280	387,197
		1,913,511
Total Investment Companies (Cost $4,019,308)		3,771,287
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $150)	149,961	150

Total Investments (100.0%) (Cost $4,019,458)		3,771,437
Other Assets and Liabilities-Net (0.0%)		894
Net Assets (100%)		3,772,331
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $4,019,458,000. Net unrealized depreciation of investment securities for tax purposes was $248,021,000, consisting of unrealized gains of $97,494,000 on securities that had risen in value since their purchase and $345,515,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2015 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (47.2%)
Vanguard Total Stock Market Index Fund Investor Shares	201,311,116	5,151,551

International Stock Funds (12.0%)
Vanguard European Stock Index Fund Investor Shares	28,804,258	621,020
Vanguard Pacific Stock Index Fund Investor Shares	39,095,591	352,251
Vanguard Emerging Markets Stock Index Fund Investor Shares	13,999,954	337,679
		1,310,950
Bond Fund (40.8%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	419,244,254	4,452,374

Total Investment Companies (Cost $11,458,638)		10,914,875
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $3,645)	3,644,544	3,645

Total Investments (100.0%) (Cost $11,462,283)		10,918,520
Other Assets and Liabilities-Net (0.0%)		(602)
Net Assets (100%)		10,917,918
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $11,462,283,000. Net unrealized depreciation of investment securities for tax purposes was $543,763,000, consisting of unrealized gains of $254,905,000 on securities that had risen in value since their purchase and $798,668,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2020 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (53.5%)
Vanguard Total Stock Market Index Fund Investor Shares	156,408,934	4,002,505

International Stock Funds (13.5%)
Vanguard European Stock Index Fund Investor Shares	22,302,076	480,833
Vanguard Pacific Stock Index Fund Investor Shares	29,904,943	269,443
Vanguard Emerging Markets Stock Index Fund Investor Shares	10,806,435	260,651
		1,010,927
Bond Fund (32.9%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	232,234,221	2,466,327

Total Investment Companies (Cost $8,022,199)		7,479,759
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $1,043)	1,042,735	1,043

Total Investments (99.9%) (Cost $8,023,242)		7,480,802
Other Assets and Liabilities-Net (0.1%)		6,356
Net Assets (100%)		7,487,158
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $8,023,242,000. Net unrealized depreciation of investment securities for tax purposes was $542,440,000, consisting of unrealized gains of $119,667,000 on securities that had risen in value since their purchase and $662,107,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2025 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (59.2%)
Vanguard Total Stock Market Index Fund Investor Shares	269,088,266	6,885,969

International Stock Funds (15.1%)
Vanguard European Stock Index Fund Investor Shares	38,426,813	828,482
Vanguard Pacific Stock Index Fund Investor Shares	52,005,295	468,568
Vanguard Emerging Markets Stock Index Fund Investor Shares	18,926,931	456,517
		1,753,567
Bond Fund (25.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	280,265,782	2,976,423

Total Investment Companies (Cost $12,493,725)		11,615,959
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $2,109)	2,109,482	2,109

Total Investments (99.9%) (Cost $12,495,834)		11,618,068
Other Assets and Liabilities-Net (0.1%)		9,751
Net Assets (100%)		11,627,819
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $12,495,834,000. Net unrealized depreciation of investment securities for tax purposes was $877,766,000, consisting of unrealized gains of $178,436,000 on securities that had risen in value since their purchase and $1,056,202,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2030 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (65.3%)
Vanguard Total Stock Market Index Fund Investor Shares	136,108,186	3,483,008

International Stock Funds (16.5%)
Vanguard European Stock Index Fund Investor Shares	19,425,162	418,807
Vanguard Pacific Stock Index Fund Investor Shares	26,184,793	235,925
Vanguard Emerging Markets Stock Index Fund Investor Shares	9,360,953	225,786
		880,518
Bond Fund (18.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	90,388,873	959,930

Total Investment Companies (Cost $5,762,870)		5,323,456
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $3,396)	3,396,070	3,396

Total Investments (99.9%) (Cost $5,766,266)		5,326,852
Other Assets and Liabilities-Net (0.1%)		3,962
Net Assets (100%)		5,330,814
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $5,766,266,000. Net unrealized depreciation of investment securities for tax purposes was $439,414,000, consisting of unrealized gains of $46,101,000 on securities that had risen in value since their purchase and $485,515,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2035 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Fund (71.3%)
Vanguard Total Stock Market Index Fund Investor Shares	217,960,761	5,577,616

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	31,261,518	673,998
Vanguard Pacific Stock Index Fund Investor Shares	42,083,876	379,176
Vanguard Emerging Markets Stock Index Fund Investor Shares	15,313,919	369,372
		1,422,546
Bond Fund (10.4%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	76,671,448	814,250

Total Investment Companies (Cost $8,573,323)		7,814,412
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $2,271)	2,270,903	2,271

Total Investments (99.9%) (Cost $8,575,594)		7,816,683
Other Assets and Liabilities-Net (0.1%)		7,443
Net Assets (100%)		7,824,126
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $8,575,594,000. Net unrealized depreciation of investment securities for tax purposes was $758,911,000, consisting of unrealized gains of $60,675,000 on securities that had risen in value since their purchase and $819,586,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2040 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	88,878,147	2,274,392

International Stock Funds (18.1%)
Vanguard European Stock Index Fund Investor Shares	12,668,337	273,129
Vanguard Pacific Stock Index Fund Investor Shares	16,903,282	152,299
Vanguard Emerging Markets Stock Index Fund Investor Shares	6,183,747	149,152
		574,580
Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	30,158,851	320,287

Total Investment Companies (Cost $3,384,859)		3,169,259
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $1,120)	1,120,143	1,120

Total Investments (99.8%) (Cost $3,385,979)		3,170,379
Other Assets and Liabilities-Net (0.2%)		4,839
Net Assets (100%)		3,175,218
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $3,385,979,000. Net unrealized depreciation of investment securities for tax purposes was $215,600,000, consisting of unrealized gains of $20,076,000 on securities that had risen in value since their purchase and $235,676,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2045 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.8%)
U.S. Stock Fund (71.5%)
Vanguard Total Stock Market Index Fund Investor Shares	116,248,948	2,974,810

International Stock Funds (18.2%)
Vanguard European Stock Index Fund Investor Shares	16,685,374	359,737
Vanguard Pacific Stock Index Fund Investor Shares	22,363,555	201,496
Vanguard Emerging Markets Stock Index Fund Investor Shares	8,167,593	197,002
		758,235
Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	39,517,768	419,679

Total Investment Companies (Cost $4,522,466)		4,152,724
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $1,950)	1,950,409	1,950

Total Investments (99.9%) (Cost $4,524,416)		4,154,674
Other Assets and Liabilities-Net (0.1%)		6,078
Net Assets (100%)		4,160,752
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $4,524,416,000. Net unrealized depreciation of investment securities for tax purposes was $369,742,000, consisting of unrealized gains of $29,035,000 on securities that had risen in value since their purchase and $398,777,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Target Retirement 2050 Fund

Schedule of Investments
As of June 30, 2010

		Market
		Value
	Shares	($000)
Investment Companies (99.7%)
U.S. Stock Fund (71.6%)
Vanguard Total Stock Market Index Fund Investor Shares	35,498,427	908,405

International Stock Funds (18.0%)
Vanguard European Stock Index Fund Investor Shares	5,037,136	108,601
Vanguard Pacific Stock Index Fund Investor Shares	6,704,342	60,406
Vanguard Emerging Markets Stock Index Fund Investor Shares	2,450,971	59,117
		228,124
Bond Fund (10.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	12,032,059	127,781

Total Investment Companies (Cost $1,320,733)		1,264,310
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.286% (Cost $936)	936,379	936

Total Investments (99.8%) (Cost $1,321,669)		1,265,246
Other Assets and Liabilities-Net (0.2%)		2,681
Net Assets (100%)		1,267,927
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At June 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At June 30, 2010, the cost of investment securities for tax purposes was $1,321,699,000. Net unrealized depreciation of investment securities for tax purposes was $56,423,000, consisting of unrealized gains of $9,477,000 on securities that had risen in value since their purchase and $65,900,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CHESTER FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHESTER FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 23, 2010
VANGUARD CHESTER FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 23, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.